Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow from operating activities:
Net loss	$ (18,173)
Adjustments:
Depreciation and amortization	1,361
Revaluation of controlling shareholders loans
Revaluation of liability in respect of government grants	(105)
Revaluation of derivative instruments
Financing expenses (income)	922
Loss from disposal and sale of fixed assets	84
Share-based payments	1,821
Profit loss	4,083
Changes in assets and liabilities:
Increase in inventory	(2,315)
Decrease (increase) in other receivables	209
Increase in trade receivables	(51)
Increase in other payables	102
Increase (decrease) in trade payables	(201)
Increase (decrease) in other long term liabilities	(62)
Changes in assets and liabilities	(2,318)
Net cash used in operating activities	(16,408)
Cash flow from investing activities:
Increase in restricted bank deposits	(186)
Acquisition of property plant and equipment	(3,648)
Proceeds from sale of fixed assets	2
Net cash used in investing activities	(3,832)
Cash flow from financing activities:
Proceeds from issuance of Ordinary Shares and warrants, net	12,757
Exercise of warrants and options	318
Amounts recognized in respect of government grants liability, net	461
Payment of controlling shareholder loans
Net cash provided by financing activities	13,536
Increase (decrease) in cash	(6,704)
Cash at beginning of the year	13,729
Effect of exchange rate fluctuations on cash	(922)
Cash at end of year	6,103	$ 13,729
Non-cash transactions:
Property plant and equipment acquired on credit	251
NIS
Cash flow from operating activities:
Net loss	(63,005)	(34,470)	$ (20,992)
Adjustments:
Depreciation and amortization	4,718	1,400	141
Revaluation of controlling shareholders loans			25
Revaluation of liability in respect of government grants	(366)	438	77
Revaluation of derivative instruments			(1,434)
Financing expenses (income)	3,196	(543)	292
Loss from disposal and sale of fixed assets	289	572	206
Share-based payments	6,316	7,785	7,440
Profit loss	14,153	9,652	6,747
Changes in assets and liabilities:
Increase in inventory	(8,027)
Decrease (increase) in other receivables	723	(1,887)	(423)
Increase in trade receivables	(176)	(149)
Increase in other payables	353	2,385	610
Increase (decrease) in trade payables	(693)	268	1,069
Increase (decrease) in other long term liabilities	(214)	1,464
Changes in assets and liabilities	(8,034)	2,081	1,256
Net cash used in operating activities	(56,886)	(22,737)	(12,989)
Cash flow from investing activities:
Increase in restricted bank deposits	(645)		(928)
Development expenditure capitalized as intangible assets		(13,156)	(5,819)
Acquisition of property plant and equipment	(12,649)	(4,340)	(3,331)
Proceeds from sale of fixed assets	8
Net cash used in investing activities	(13,286)	(17,496)	(10,078)
Cash flow from financing activities:
Proceeds from issuance of Ordinary Shares and warrants, net	44,227	46,350	55,518
Exercise of warrants and options	1,104	5,652	521
Amounts recognized in respect of government grants liability, net	1,597	1,473	500
Payment of controlling shareholder loans			(175)
Net cash provided by financing activities	46,928	53,475	56,364
Increase (decrease) in cash	(23,244)	13,242	33,297
Cash at beginning of the year	47,599	33,811	806
Effect of exchange rate fluctuations on cash	(3,196)	546	(292)
Cash at end of year	21,159	47,599	33,811
Non-cash transactions:
Property plant and equipment acquired on credit	$ 869	$ 1,013	$ 396